UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6622

Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	June 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.1%
$ 150	Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds, Series 1999, 5.750%,	8/10 at 100.00	AA	$ 150,890
	8/15/23 – AMBAC Insured
	Arizona – 0.7%
2,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	1,746,980
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
	Arkansas – 1.3%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	1,057,360
	5.000%, 10/01/19 (Pre-refunded 10/01/11) – AGM Insured
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aa2	2,040,540
	12/01/32 – FGIC Insured
3,000	Total Arkansas			3,097,900
	California – 7.2%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	A–	813,820
	2004A, 0.000%, 10/01/25 – AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	AA–	3,698,797
	6.000%, 5/01/14
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	12/10 at 100.00	A2	503,160
	Projects, Series 1998A, 5.250%, 12/01/16
2,000	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aa2	2,133,480
	California Projects, Series 1993A, 5.500%, 6/01/14
60	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	9/10 at 100.00	A1	60,139
2,500	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	2,458,700
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,720,512
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	646,770
	Bonds, Series 2007A-1, 5.125%, 6/01/47
450	M-S-R Energy Authority, Gas Revenue Bonds, California, Citigroup Prepay Contracts, Series 2009C,	No Opt. Call	A	484,758
	6.500%, 11/01/39
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AAA	409,503
	Series 2003, 0.000%, 8/01/28 – AGM Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa2	632,987
	6.750%, 11/01/39
1,890	San Joaquin Delta Community College District, California, General Obligation Bonds, Election	8/18 at 47.14	AAA	504,781
	2004 Series 2008B, 0.000%, 8/01/31 – AGM Insured
1,750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	1,207,010
	Bonds, Series 2005A-1, 5.500%, 6/01/45
19,460	Total California			17,274,417
	Colorado – 10.9%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	530,975
	Series 2009A, 5.500%, 7/01/34
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	1,841,066
	2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)
1,300	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	1,405,599
	2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)
2,020	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	2,215,475
	(Alternative Minimum Tax)
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	5,259,749
	5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)
1,555	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001, 5.500%,	11/11 at 100.00	A+	1,633,372
	11/15/16 – FGIC Insured
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	3,329,070
	Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	1,637,820
	Hotel, Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,100	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	2,113,950
7,500	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	2,164,125
4,000	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	870,760
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	1,569,750
	(Pre-refunded 9/01/10) – NPFG Insured
250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	266,680
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – AGM Insured
1,100	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/31	11/11 at 100.00	A3 (4)	1,174,877
	(Pre-refunded 11/15/11)
40,025	Total Colorado			26,013,268
	Florida – 2.4%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	967,140
	General Hospital, Series 2006, 5.250%, 10/01/41
1,500	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	A+	1,540,290
	2002, 5.000%, 10/01/21 – FGIC Insured
2,500	JEA, Florida, Electric System Revenue Bonds, Series 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AAA	2,543,150
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/11 at 101.00	A3	631,325
	2001, 5.125%, 7/01/29 – FGIC Insured
5,625	Total Florida			5,681,905
	Illinois – 14.6%
630	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	7/10 at 100.00	AA	631,518
	Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	596,714
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,640,674
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	666,036
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
	(Pre-refunded 5/01/12)
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	1,108,538
	Trust 1137, 9.176%, 7/01/15 (IF)
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	1,910,630
	9/01/31 – RAAI Insured
1,600	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	1,498,256
	Centers, Series 2008A, 5.500%, 8/15/30
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	AA+	2,354,806
	6.250%, 7/01/22
1,055	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa3 (4)	1,114,344
	2001A, 6.125%, 7/01/31 (Pre-refunded 7/01/11)
380	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series	9/10 at 100.00	N/R	348,293
	1997, 5.000%, 8/15/21 – AMBAC Insured
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 –	1/15 at 100.00	A+	991,080
	FGIC Insured
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,966,132
45	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/10 at 100.00	A2	45,180
	Project, Series 1992A, 6.500%, 6/15/22
7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	7,265,856
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	12/12 at 100.00	A	5,049,339
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	A	755,875
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	A	753,833
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,163,877
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/21	12/11 at 100.00	N/R (4)	1,067,610
	(Pre-refunded 12/15/11) – RAAI Insured
35,095	Total Illinois			34,928,591
	Indiana – 5.5%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A (4)	1,148,370
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
750	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	No Opt. Call	Aa1	760,170
	Health, Series 2006B-5, 5.000%, 11/15/36
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	988,880
	Indiana, Series 2007, 5.500%, 3/01/37
760	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2002C-2,	7/11 at 100.00	Aaa	765,138
	5.250%, 7/01/23 (Alternative Minimum Tax)
4,380	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.125%,	1/12 at 100.00	A+	4,472,330
	1/01/21 – AMBAC Insured
385	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	8/10 at 100.00	AA–	385,015
	1998A, 4.625%, 8/15/28 – NPFG Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA+	786,218
	Series 2005, 5.000%, 7/15/22 – NPFG Insured
3,840	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	No Opt. Call	N/R	3,820,800
	Project, Series 2010, 6.000%, 1/15/19 (WI/DD, Settling 7/13/10)
12,865	Total Indiana			13,126,921
	Iowa – 3.2%
1,355	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	AAA	1,317,372
	(Alternative Minimum Tax)
1,200	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	849,216
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	812,810
	5.600%, 6/01/34
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
845	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	886,084
3,500	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,688,475
7,900	Total Iowa			7,553,957
	Kansas – 0.7%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A3	741,242
	4.875%, 7/01/36
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/13 at 100.00	A1	959,260
	4.500%, 10/01/26
1,795	Total Kansas			1,700,502
	Louisiana – 2.3%
2,180	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	2,228,069
	2004, 5.250%, 7/01/24 – NPFG Insured
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%,	7/12 at 100.00	N/R (4)	3,260,100
	7/01/27 (Pre-refunded 7/01/12) – AMBAC Insured
5,180	Total Louisiana			5,488,169
	Massachusetts – 2.5%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	3,035,640
	System, Series 2001E, 6.250%, 10/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	490,690
	Series 2008E-1 &2, 5.000%, 7/01/28
1,270	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	Aa2 (4)	1,434,757
	12/01/15 – NPFG Insured (ETM)
820	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	Aa1	924,435
	12/01/15 – NPFG Insured
5,590	Total Massachusetts			5,885,522
	Michigan – 1.5%
545	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – SYNCORA	4/13 at 100.00	BB	481,666
	GTY Insured
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,904,727
	Credit Group, Series 2002C, 5.375%, 12/01/30
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	297,995
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
3,695	Total Michigan			3,684,388
	Minnesota – 0.6%
1,500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	1,444,410
	7/01/38 (Alternative Minimum Tax)
	Mississippi – 0.2%
500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi	3/16 at 100.00	Baa2	501,190
	Power, Series 2006A, 5.000%, 3/01/21 – SYNCORA GTY Insured
	Nevada – 2.7%
1,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	Aaa	1,569,450
	Series 2001, 5.300%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	993,860
	International Airport, Series 2010A, 5.250%, 7/01/42
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
4,595	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	N/R	639,992
12,250	5.375%, 1/01/40 – AMBAC Insured (5)	7/10 at 100.00	N/R	3,318,403
19,345	Total Nevada			6,521,705
	New Jersey – 1.9%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,291,000
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,136,270
1,010	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,167,823
4,510	Total New Jersey			4,595,093
	New Mexico – 3.1%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	AAA	1,007,650
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 – AGM Insured	7/14 at 100.00	AAA	565,245
660	4.625%, 7/01/25 – AGM Insured	7/14 at 100.00	AAA	672,184
2,000	4.750%, 7/01/27 – AGM Insured	7/14 at 100.00	AAA	2,038,660
3,000	4.750%, 1/01/28 – AGM Insured	7/14 at 100.00	AAA	3,049,170
7,215	Total New Mexico			7,332,909
	New York – 2.8%
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,067,680
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
1,700	New York Dorm Authority, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida Health, Series	8/16 at 100.00	BB+	1,587,086
	2006, 4.700%, 2/15/35
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/11 at 100.00	AA–	3,108,720
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
6,700	Total New York			6,763,486
	North Carolina – 0.5%
1,155	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	1,160,244
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
	Ohio – 1.8%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,850	5.375%, 6/01/24	6/17 at 100.00	BBB	1,606,022
50	5.125%, 6/01/24	6/17 at 100.00	BBB	42,297
680	5.875%, 6/01/30	6/17 at 100.00	BBB	533,800
775	5.750%, 6/01/34	6/17 at 100.00	BBB	579,840
2,180	5.875%, 6/01/47	6/17 at 100.00	BBB	1,563,322
5,535	Total Ohio			4,325,281
	Oklahoma – 1.5%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	829,930
	5.375%, 9/01/36
3,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	2,862,480
	5.000%, 2/15/42
4,000	Total Oklahoma			3,692,410
	Pennsylvania – 1.9%
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	A+	1,036,850
	Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative
	Minimum Tax)
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	3,510,293
	2/01/31 (Pre-refunded 2/01/12) – AGM Insured
4,250	Total Pennsylvania			4,547,143
	Puerto Rico – 1.6%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA+	1,075,282
	5.000%, 12/01/20
1,965	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AAA	2,213,356
	5.000%, 12/01/20 (Pre-refunded 12/01/13)
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	570,400
	8/01/54 – AMBAC Insured
13,000	Total Puerto Rico			3,859,038
	Rhode Island – 2.3%
5,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,556,670
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 5.2%
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	745,164
	GROWTH, Series 2004, 5.250%, 12/01/20
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	4,551,920
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,901,475
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
500	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	A	528,495
2,435	5.250%, 2/15/21 – NPFG Insured	8/14 at 100.00	A	2,565,297
525	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	9/10 at 100.00	A	525,037
	1998A, 4.750%, 1/01/25 – NPFG Insured
475	The College of Charleston, Charleston South Carolina, Academic and Administrative Revenue	4/14 at 100.00	A1	483,146
	Bonds, Series 2004B, 5.125%, 4/01/30 – SYNCORA GTY Insured
11,135	Total South Carolina			12,300,534
	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,002,610
	Hospitals, Series 2004A, 5.250%, 11/01/34
	Texas – 12.3%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	BBB–	4,045,640
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	1,332,015
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	1,065,450
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	A (4)	2,890,025
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – NPFG Insured (ETM)
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	3,039,780
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
6,610	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	11/31 at 53.78	A	686,515
	0.000%, 11/15/41 – NPFG Insured
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	258,342
	Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20 –	7/12 at 100.00	AAA	2,056,720
	AGM Insured (Alternative Minimum Tax)
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,356,000
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	1,283,688
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
90	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	AAA	93,512
	2004, 5.000%, 8/15/23
910	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	AAA	958,321
	2004, 5.000%, 8/15/23 (Pre-refunded 8/15/11)
335	Live Oak, Texas, General Obligation Bonds, Series 2004, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	Aa3	352,889
4,850	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	BBB	5,000,690
	2002A, 5.500%, 10/01/17 – RAAI Insured
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	1,005,130
500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 2000A,	7/10 at 100.00	AAA	502,085
	5.625%, 7/15/13
1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aaa	1,506,367
	8/01/42 (Alternative Minimum Tax)
34,955	Total Texas			29,433,169
	Utah – 0.7%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aa2	1,542,266
	5.000%, 7/01/21 – AMBAC Insured
	Vermont – 0.4%
915	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 –	8/10 at 100.00	AAA	916,620
	AGM Insured
	Virginia – 1.1%
1,340	Metropolitan District of Columbia Airprots Authority, Virginia, Airport System Revenue Bonds,	10/10 at 100.00	AA–	1,340,549
	Series 1998B, 5.000%, 10/01/28 – NPFG Insured (Alternative Minimum Tax)
1,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	10/26 at 100.00	AAA	1,098,375
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 – NPFG Insured	9/10 at 100.00	Aa2	251,013
3,090	Total Virginia			2,689,937
	Washington – 2.9%
6,715	Washington State Health Care Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AA	6,949,823
	System, Series 2001A, 5.125%, 10/01/17 – NPFG Insured
	Wisconsin – 0.9%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,016,840
	Services Inc., Series 2003A, 5.500%, 8/15/18
1,170	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/12 at 100.00	AA	1,193,681
	2002G, 4.850%, 9/01/17
2,170	Total Wisconsin			2,210,521
$ 277,340	Total Long-Term Investments (cost $239,880,770) – 97.7%			233,678,469
Principal
Amount (000)	Description (1)			Value
	Short-Term Investments – 2.1%
$ 4,973	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/10 $ 4,972,501
	Total Short-Term Investments (cost $4,972,501)			4,972,501
	Total Investments (cost $244,853,271) – 99.8%			238,650,970
	Floating Rate Obligations – (0.4)%			(1,000,000)
	Other Assets Less Liabilities – 0.6%			1,469,096
	Net Assets – 100%			$ 239,120,066

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$233,678,469	$ —	$233,678,469
Short-Term Investments	4,972,501	—	—	4,972,501
Total	$4,972,501	$233,678,469	$ —	$238,650,970

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $243,629,813.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 9,598,917
Depreciation	(15,577,750)
Net unrealized appreciation (depreciation) of investments	$ (5,978,833)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 27, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 27, 2010